Advances to suppliers	6 Months Ended
Jun. 30, 2024
Advances do Suppliers [Abstract]
Disclosure Advances To Suppliers Explanatory
10 ADVANCES TO SUPPLIERS

	06/30/2024	12/31/2023
Forestry development program and partnerships	2,412,921	2,242,229
Advance to suppliers - others	127,180	113,743
	2,540,101	2,355,972

Current	127,180	113,743
Non-current	2,412,921	2,242,229
In the annual financial statements for the year ended December 31, 2023, the characteristics of the advances were disclosed, which did not change during the six-month period ended June 30, 2024.